Acquisition of Liberty Dialysis Holdings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Business Acquisition [Line Items]
Trade accounts receivable	$ 3,099,081		$ 2,798,318
Prepaid expenses and other current assets	939,876		1,035,366
Goodwill	11,292,648		9,186,650
Short Term Borrowings Due To Related Parties Current Acquisitions	14,698		28,013
Income tax payable, current	249,126		162,354
Other Noncontrolling Interests	(183,900)
Investment at acquisition date	(189,000)
Operating income	502,966	445,084
Income attributable to the Company	370,498	220,701
Liberty Dialysis Holdings [Member]
Business Acquisition [Line Items]
Business Acquisition Description Of Acquired Entity	On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”) and accounted for this transaction as a business combination, subject to finalization of the acquisition accounting which will be finalized when certain information arranged to be obtained has been received. LD Holdings mainly provides dialysis services in the United States through the 263 clinics it owns (the “Acquired Clinics”). As we expressly disclose in the Form 20-F (see Item 4B, “Information on the Company – Business Overview – Our Strategy and Competitive Strengths,”) it is part of our stated strategy to expand and complement our existing business through acquisitions. Generally, these acquisitions do not change our business model and are easy to integrate without disruption to our existing business, requiring little or no realignment of our structures. The Liberty Acquisition is consistent in this regard as it involves the acquisition of dialysis clinics, a business in which we are already engaged and, therefore, merely supplements our existing business. Total consideration for the Liberty Acquisition was $2,161,438, consisting of $1.692.645 cash, net of cash acquired and $468,793 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $189,000, is included as non-cash consideration. The estimated fair value has been determined based on the discounted cash flow method, utilizing an approximately 13% discount rate. In addition to the Company’s investment, it also had a loan receivable of $279,793 from Renal Advantage Partners, LLC which was retired as part of the transaction. This retirement is also considered non-cash consideration bringing the total non-cash consideration in the Liberty Acquisition to $468,793.
Other current assets	153,259
Trade accounts receivable	155,242
Prepaid expenses and other current assets	34,501
Property, Plant and Equipment	180,600
Intangible Assets, Current	90,411
Goodwill	2,032,213
Acquisition Accounts Payable	(143,313)
Short Term Borrowings Due To Related Parties Current Acquisitions	(58,079)
Income tax payable, current	(64,696)
Other Liabilities	(34,800)
Total acquisition cost	2,161,438
Long-term notes receivable	(279,793)
Total non-cash items	(468,793)
Cash paid for acquisitions, net	1,692,645
Segment revenue	82,945
Operating income	4,393
Income attributable to the Company	$ (2,831)